Incentive Compensation Plans, Compensation Plans (FY) (Details) $ in Thousands			3 Months Ended	12 Months Ended
	May 12, 2020 shares	Feb. 05, 2020 shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) IncentivePlans shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2020 shares	Dec. 31, 2014 shares
Stock Incentive Plan [Abstract]
Aggregate fair market value of common stock, at grant date | $				$ 7,844	$ 3,427	$ 1,127
Number of stock awards granted during period (in shares)			8,114,196
Yearly automatic percent increases in shares authorized				4.00%
Maximum [Member]
Stock Incentive Plan [Abstract]
Requisite service period of award				5 years
Stock Options [Member]
Stock Incentive Plan [Abstract]
Number of stock awards granted during period (in shares)				8,818,051	1,770,289
2014 Plan [Member]
Stock Incentive Plan [Abstract]
Number of separate equity incentive programs | IncentivePlans				3
Number of common stock shares available for future issuance (in shares)						9,296,736
Number of additional shares authorized (in shares)	1,445,653	3,614,133			1,445,653
Number of shares authorized (in shares)	15,802,175	14,356,522			10,742,389
2014 Plan [Member] | Maximum [Member]
Stock Incentive Plan [Abstract]
Aggregate fair market value of common stock, at grant date | $				$ 100,000
Number of common stock shares available for future issuance (in shares)								2,646,731
2014 Plan [Member] | Stock Options [Member]
Stock Incentive Plan [Abstract]
Number of common stock shares available for future issuance (in shares)				455,670			1,822,318
2014 Plan [Member] | Stock Options [Member] | 10% Stockholder [Member] | Minimum [Member]
Stock Incentive Plan [Abstract]
Exercise price at grant date fair value of options granted in period				110.00%
2014 Plan [Member] | Stock Issuance Program [Member]
Stock Incentive Plan [Abstract]
Number of stock awards granted during period (in shares)				0	0
2014 Plan [Member] | Incentive Bonus Program [Member]
Stock Incentive Plan [Abstract]
Number of stock awards granted during period (in shares)				0	0